real estate joint ventures and investment in associate - Investment activity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	$ (1,516)	$ (1,898)
Real estate joint ventures
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	(4)	171
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other	4	3
Cash flows in the current reporting period
Construction credit facilities amounts advanced	35	22
Financing costs paid to us	(4)	(3)
Funds repaid to us and earnings distributed	(3)	(181)
Net increase (decrease)	28	12
Real estate joint ventures carrying amounts
Balance, beginning of period	74	62
Balance, end of period	102	74
Real estate joint ventures | Equity
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	(4)	171
Cash flows in the current reporting period
Funds repaid to us and earnings distributed	(3)	(181)
Net increase (decrease)	(7)	(10)
Real estate joint ventures carrying amounts
Balance, beginning of period	5	15
Balance, end of period	(2)	5
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other	4	3
Cash flows in the current reporting period
Construction credit facilities amounts advanced	35	22
Financing costs paid to us	(4)	(3)
Net increase (decrease)	35	22
Real estate joint ventures carrying amounts
Balance, beginning of period	69	47
Balance, end of period	$ 104	69
TELUS Garden real estate joint venture
Real estate joint ventures carrying amounts
Related party revenue		$ 7